May 1, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus 100% U.S Treasury Money Market Fund
 1933 Act File No.: 33-00823
 1940 Act File No.: 811-4430
 CIK No.: 00000779128

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Dreyfus 100% U.S Treasury Money Market Fund prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 42 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2014.

Please address any comments or questions to my attention at 212-922-7192.

Sincerely,

/s/ Talia Delgado
Talia Delgado
Paralegal